Expense Example, No Redemption (Vanguard U.S. Growth Fund, USD $)	12 Months Ended
Aug. 31, 2013
Vanguard U.S. Growth Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard U.S. Growth Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	$ 393